NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Net loss per share
NET LOSS PER SHARE

NOTE 17 - NET LOSS PER SHARE

As the Business Combination has been accounted for as a reverse recapitalization, the consolidated financial statements of the merged entity reflect the continuation of Legacy Stardust Power consolidated financial statements. Legacy Stardust Power equity has been retroactively adjusted to the earliest period presented to reflect the legal capital of the legal acquirer, GPAC II. As a result, net loss per share was also retrospectively adjusted for periods ended prior to the Business Combination. See Note 3 for details of this recapitalization.

The following table sets forth the computation of the basic and diluted net loss per share:

	Year ended December 31, 2024	Period from March 16, 2023 (inception) through December 31, 2023

Numerator:
Net loss	$(23,753,863)	$(3,793,585)
Denominator:
Weighted average shares outstanding	42,821,940	40,396,516
Net loss per share, basic and diluted	$(0.55)	$(0.09)

The following potentially dilutive shares were excluded from the computation of diluted net loss per share attributable to common stockholders for the periods presented, because including them would have had an anti-dilutive effect:

	December 31, 2024	December 31, 2023
Unvested common stock – restricted shares (Note 8)	62,706	1,640,505
Restricted stock options	709,992	-
Restricted stock units	2,486,403	-
Performance stock units	506,596	-
Sponsor earnout shares (Note 3)*	-	-
Public warrants	4,864,133	-
Private placement warrants	5,566,667	-

*	The Sponsor Earnout Shares (as defined in the Business Combination Agreement) were not included for purposes of calculating the number of diluted shares outstanding as of December 31, 2024, as the Sponsor earnout shares remain contingently forfeitable, as the conditions have not been met

Stardust Power Inc. and Subsidiaries

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS